UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Dryden National Municipals Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2009

Date of reporting period:	11/30/2008

Item 1.	Schedule of Investments

Dryden National Municipals Fund, Inc.

Schedule of Investments

as of November 30, 2008 (Unaudited)

Description (a)	Moody’s Ratings†*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.2%
Alabama 0.4%
Alabama Spl. Care Facs. Fin. Auth. Rev.,
Ascension Health Sr. Credit, Ser. D	Aa1	5.00%	11/15/39	$2,000	$1,582,200
Mobile Indl. Dev. Brd., Pwr. Co.
(Mandatory Put Date 3/19/12)	A2	4.75	6/01/34	1,000	1,002,270

					2,584,470

Alaska 0.3%
Alaska Student Loan Corp. Ed. Ln. Rev., Ser. A-2, A.M.T.	AAA(d)	5.00	6/01/18	2,000	1,794,800

Arizona 2.2%
Arizona Health Facs. Auth. Rev., Banner Health,
Ser. D	AA-(d)	5.50	1/01/38	2,500	2,115,100
Ser. A	AA-(d)	5.00	1/01/35	1,500	1,181,340
Maricopa Cnty. Indl. Dev. Auth. Health Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.25	7/01/32	2,500	1,879,625
Mcallister Academic Vlg. LLC Rev., Ariz. St. Univ. Hassayampa Rfdg.	A1	5.00	7/01/38	1,000	827,670
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.	Aa3	7.25	7/15/10	520	523,068
Pima Cnty. Uni. Sch. Dist. No. 1, G.O., F.G.I.C.	A1	7.50	7/01/10	3,000	3,230,670
Salt River Proj. Ariz. Agric. Impvt. & Pwr. Dist.
Elec. Sys. Rev., Ser. A	Aa1	5.00	1/01/38	3,000	2,707,170
Tucson Cnty., Ser. A, G.O.	Aa3	7.375	7/01/12	1,100	1,269,807

					13,734,450

California 8.0%
Anaheim Pub. Fin. Auth. Lease Rev.,
Sr. Pub. Impts. Proj., Ser. A, F.S.A.	Aa3	6.00	9/01/24	5,500	5,901,225
Sub. Pub. Impts. Proj., Ser. C, F.S.A.	Aa3	6.00	9/01/16	6,690	7,416,534
Bay Area Toll Auth. Toll Brdg. Rev.,
San Francisco Bay Area,
Ser. F	Aa3	5.00	4/01/31	5,000	4,607,900
Ser. F1	Aa3	5.00	4/01/39	1,500	1,334,370
California Infrastructure & Econ. Dev. Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Dis.	A1	5.25	2/01/38	3,000	2,536,050
California Poll. Control Fin. Auth. Solid Waste Disp. Rev.,
Pac. Gas. Poll. Ctl. Rev., F.G.I.C., A.M.T.	A3	4.75	12/01/23	2,500	1,734,575
Waste Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(d)	5.00	7/01/27	1,000	670,880

California St., Ser. A, G.O., M.B.I.A.	A1	5.25		2/01/27	5,000	4,661,250
California Statewide Cmntys. Dev. Auth. Rev., Var. Kaiser C	A+(d)	5.25		8/01/31	1,000	832,050
Folsom Cordova Uni. Sch. Dist. Sch. Facs. Impvt. Dist., No. 2, G.O., Ser. A, C.A.B.S., M.B.I.A.	A1	6.01	(j)	10/01/21	60	28,382
Fresno Calif. Swr. Rev., Ser. A, A.G.C.	Aa2	5.00		9/01/33	2,000	1,776,540
Golden St. Tobacco Securitization Corp., Tobacco Settlement Rev., C.A.B.S. Asset Bkd.,
Ser. A-2 (Converts to 5.30% on 12/01/12)	Baa3	9.85	(j)	6/01/37	5,000	1,978,900
Ser. A, A.M.B.A.C. (Converts to 4.60% on 6/01/10)	A2	6.20	(j)	6/01/23	500	391,575
Loma Linda Hosp. Rev., Loma Linda Univ. Med. Center, Ser. A	Baa2	5.00		12/01/20	3,000	2,338,920
Los Angeles Wtr. & Pwr. Rev., Pwr. Sys., Ser. A-2	Aa3	5.25		7/01/38	1,500	1,399,890
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., C.A.B.S., A.M.B.A.C.	Baa1	6.81	(j)	8/01/25	2,000	666,460
Redondo Beach Unified School Dist., G.O., Election 2008, Ser. A	AA-(d)	4.75		8/01/33	1,500	1,280,610
San Francisco City & Cnty., Arpts., Commn. Int’l. Arpt., Rfdg. Second,
Ser. A-3, A.M.T., (Mandatory Put Date 5/1/11)	A1	6.75		5/01/19	1,000	1,018,520
Ser. 34E, A.M.T., F.S.A.	Aa3	5.75		5/01/21	3,500	3,191,230
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev., Ser. A, C.A.B.S., M.B.I.A.	Baa1	7.11	(j)	1/15/36	11,000	1,653,080
Santa Margarita Dana Point Auth. Impvt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, M.B.I.A.	Baa1	7.25		8/01/14	2,000	2,376,400
Ventura Cnty. Cmnty. College. Dist., Election 2002, Ser. C, G.O.	Aa3	5.50		8/01/33	2,000	1,939,460

						49,734,801

Colorado 0.9%
Denver City & Cnty. Arpt. Rev. Sys.,
Ser. A, F.G.I.C.	A1	5.00		11/15/25	6,500	5,852,275

Connecticut 1.5%
Connecticut St. Health & Edl. Facs. Auth. Rev., Yale Univ. X-3	Aaa	4.85		7/01/37	2,835	2,616,790
Connecticut St. Spl. Tax Oblig. Rev., Trans. Infrastructure, Ser. A (Partially Pre-refunded Date 6/01/08)(b)	Aaa	7.125		6/01/10	685	714,311
Connecticut St., G.O., Ser. D (Pre-refunded Date 11/15/11)(b)(f)(g)	Aa3	5.00		11/15/19	5,710	6,178,220

						9,509,321

District of Columbia 1.2%
District of Columbia Rev., Geo. Washington Univ., Ser. A, M.B.I.A.	A1	5.125		9/15/31	2,040	1,869,293
District of Columbia, G.O., Ser. E, B.H.A.C.	Aaa	5.00		6/01/28	2,500	2,365,875
Metropolitan Washington DC, Arpt. Auth. Sys., Arpt. Auth. Sys., Ser. A, A.M.T., A.M.B.A.C.	Aa3	5.25		10/01/27	1,000	793,540
	Aa3	5.00		10/01/32	3,725	2,743,388

						7,772,096

Florida 6.4%
Bayside Impvt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	NR	6.30		5/01/18	425	389,598
Florida St. Brd. Ed. Cap. Lottery Rev.,
Ser. B	A2	5.00		7/01/23	5,185	4,936,949
Outlay, G.O.	Aa1	9.125		6/01/14	1,260	1,436,728
Outlay, Pub. Ed., Ser. C, G.O., F.G.I.C.,	Aa1	5.50		6/01/16	1,000	1,059,320
Florida St. Dept. Environ. Prot. Pres. Rev.,
Florida Forever, Ser. A, M.B.I.A.	A1	5.25		7/01/17	2,950	3,096,232
Greater Orlando Aviation, Auth. Arpt. Facs. Rev., Ser. A, F.S.A., A.M.T.	Aa3	5.00		10/01/23	4,240	3,424,097
Highlands Cmnty. Dev. Dist. Rev., Spec. Assmt.	NR	5.55		5/01/36	500	278,480
Highlands Cnty. Health Facs. Auth. Rev.,
Adventist Health, Ser. B (Pre-refunded Date 11/15/15)(b)	A1	5.00		11/15/25	205	226,228
Hosp. Adventist/Sunbelt, Ser. A (Pre-refunded date 11/15/11)(b)	NR	6.00		11/15/31	1,000	1,111,710
Unref. Bal., Adventist, Ser. B	A1	5.00		11/15/25	1,410	1,177,956
Hillsborough Cnty. Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aa3	5.50		10/01/15	1,000	961,890
Jacksonville Aviation Auth. Rev., A.M.T., A.M.B.A.C.	Aa3	5.00		10/01/26	1,855	1,407,203
Jacksonville Econ. Dev. Cmnty., Anheuser Busch Proj., Ser. B, A.M.T.	Baa2	4.75		3/01/47	1,500	905,205
Jacksonville Elec. Auth. Rev.,
St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	3.01	(j)	10/01/10	1,000	946,980
Ser. C	Aa3	5.00		10/01/13	3,750	3,958,649
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aa3	5.50		10/01/18	1,000	1,036,850
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Baa1	6.35		8/01/25	1,500	1,361,370
Miami Dade Cnty.
Aviation Rev., Miami Int’l. Arpt., Ser. C, A.M.T., F.S.A.	Aa3	5.25		10/01/26	3,000	2,409,510
Wtr. & Swr. Rev., Rfdg. Sys., Ser. B	Aa3	5.25		10/01/22	3,000	2,970,690
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, A.M.T., M.B.I.A.	A2	5.00		10/01/34	1,250	874,825
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40		5/01/36	300	155,346
Polk Cnty. Sch. Dist. Sales Tax Rev.,
Sch. Impvt., F.S.A.	Aa3	5.25		10/01/17	1,000	1,041,190
Sch. Impvt., F.S.A.	Aa3	5.25		10/01/18	1,000	1,037,050
Reunion West Cmnty. Dev. Dist. Spl. Assmt. Rev.,	NR	6.25		5/01/36	990	660,637
South Miami Health Facs. Auth. Hosp. Rev., Baptist Health South Fla.	Aa3	5.00		8/15/27	2,500	2,152,875
West Palm Beach Cmnty. Redev. Agy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	A(d)	5.00		3/01/35	1,000	668,690

						39,686,258

Georgia 1.0%
Athens Clarke Cnty. GA Univs., Govt. Wtr. & Swr. Rev.,	Aa3	5.625	1/01/33	1,000	971,070
Burke Cnty. Dev. Auth. Pollutn. Ctl. Rev.,
Oglethorepe Pwr. Vogtle. Proj. B	A3	5.50	1/01/33	750	647,873
Forsyth Cnty. Sch. Dist. Dev., G.O.	Aa2	6.75	7/01/16	500	564,885
Fulton Cnty. Sch. Dist., G.O.	Aa2	6.375	5/01/17	750	873,398
Georgia St. Rd. & Twy. Auth. Rev., Fed. Hwy. Grant Antic Bds, Ser. A	Aa3	5.00	6/01/18	1,500	1,600,170
Private Colleges & Univs. Auth. Rev., Emory. Univ., Ser. C	Aa2	5.00	9/01/38	2,000	1,862,479

					6,519,875

Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev.	Ba2	6.00	7/01/25	500	392,075

Idaho 0.2%
Idaho Health Facs. Auth. Rev., Trinity Health Grp., Ser. B	Aa2	6.25	12/01/33	1,000	969,300

Illinois 3.8%
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt., 3rd Lien,
Ser. A, M.B.I.A.	A1	5.25	1/01/26	2,000	1,850,960
Ser. B-1, X.L.C.A.	A1	5.25	1/01/34	1,975	1,733,122
Gilberts Special Service Area No. 9 Special Tax, Big Timber Proj. (Pre-refunded Date 3/01/11)(b)	AAA(d)	7.75	3/01/27	2,000	2,274,080
Illinois Ed. Facs. Auth. Student Hsg. Rev., Ed. Advancement Fund, Ser. B	Baa3	5.00	5/01/30	4,000	2,609,480
Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A, (Pre-refunded Date 8/15/14)(b)	Aa2	5.25	8/15/34	5,000	5,601,800
Illinois Toll Hwy. Auth. Rev., Ser. B	Aa3	5.50	1/01/33	2,000	1,917,520
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	A1	5.25	6/15/42	8,500	7,920,980

					23,907,942

Indiana 0.9%
Indiana Mun. Pwr. Agcy. Pwr. Supply Sys. Rev., M.B.I.A.	A1	5.00	1/01/37	5,000	4,148,600
Indianapolis Local Public Impt. Arpt. Auth. Rev., Ser. F, A.M.B.A.C., A.M.T.	A1	5.00	1/01/36	2,500	1,730,025

					5,878,625

Kansas 1.6%
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev.,
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.70	12/01/27	1,685	1,622,419
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.75	6/01/27	1,635	1,577,464
Ser. A, A.M.T., G.N.M.A., F.N.M.A.	Aaa	5.85	12/01/27	1,400	1,356,194
Wyandotte Cnty. Kansas City Unified Gov. Util. Sys. Rev., Rfdg., Ser. 2004, A.M.B.A.C.	Baa1	5.65	9/01/19	5,000	5,166,500

					9,722,577

Louisiana 0.3%
New Orleans, G.O., Rfdg., M.B.I.A.	Baa1	5.25		12/01/22	2,000	1,913,940

Maryland 0.5%
Maryland St. Health & Higher Edl. Facs. Auth. Rev., Medstar Health	A3	5.25		5/15/46	2,000	1,400,200
Maryland St. Indl. Dev. Fin. Auth., Synagro Baltimore, Ser. A, Rfdg., A.M.T.	NR	5.25		12/01/13	600	556,032
Takoma Park Hosp. Facs. Rev., Washington Adventist Hosp., E.T.M., F.S.A.(b)	Aa3	6.50		9/01/12	800	870,320

						2,826,552

Massachusetts 3.2%
Boston Ind. Dev. Fin. Auth. Swr. Facs. Rev.,
Harbor Elec. Energy Co. Proj., A.M.T.	Aa3	7.375		5/15/15	895	903,404
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	Aa1	5.25		7/01/34	2,000	1,945,040
Massachusetts St. Health & Ed. Facs. Auth. Rev.,
Caritas Christi Obligation, Ser. B	Baa3	6.75		7/01/16	3,590	3,539,596
Simmons College, Ser. D, A.M.B.A.C.
(Pre-refunded Date 10/01/10)(b)	A3	6.05		10/01/20	1,000	1,087,060
Valley Region Health Sys., Ser. C, CONNIE LEE	NR	7.00		7/01/10	825	865,648
Massachusetts St. Port Auth. Spl. Facs. Rev.,
Bosfuel Proj., A.M.T., F.G.I.C.	A2	5.00		7/01/32	5,000	3,566,550
Massachusetts St., G.O.,
Fltg.-Cons. Ln., Ser. A, F.G.I.C.	Aa2	2.709		5/01/37	3,000	1,620,000
Ser. B, F.S.A.(e)	Aa2	5.25		9/01/24	6,000	6,201,540

						19,728,838

Michigan 1.0%
Michigan Higher Ed. Student Ln. Auth. Rev.,
Student Ln., Ser. XVII-Q, A.M.B.A.C., A.M.T.	Aa3	5.00		3/01/31	3,000	1,900,860
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Health, Ser. A	A1	5.25		11/15/46	2,000	1,364,300
McLaren Healthcare	A1	5.75		5/15/38	1,000	877,360
Okemos Pub. Sch. Dist., G.O.,
M.B.I.A., C.A.B.S.	A1	4.10	(j)	5/01/12	1,100	958,859
M.B.I.A., C.A.B.S.	A1	4.39	(j)	5/01/13	1,000	827,320

						5,928,699

Minnesota 0.4%
Minnesota Hsg. Fin. Agcy. Rev., Sngl. Fam. Mtge., Ser. I, A.M.T.	Aa1	5.80		1/01/19	2,305	2,315,903

Missouri
Clay Cnty. Pub. Sch. Dist. No. 53, Liberty Sch. Bldg., Direct. Dep. Prog., G.O.	AA+(d)	5.00		3/01/27	300	289,527

New Hampshire 0.8%
Manchester Hsg. & Redev. Auth. Rev., Ser. B, C.A.B.S., A.C.A.	Baa3	8.21	(j)	1/01/24	4,740	1,440,486
New Hampshire Health & Ed. Facs. Auth. Rev.,
New Hampshire College Issue
(Pre-refunded Date 1/01/11)(b)	BBB-(d)	7.50		1/01/31	3,000	3,353,190

						4,793,676

New Jersey 8.8%
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev.,
Altantic City Elec. Co., Ser. A, M.B.I.A.	Baa1	6.80		3/01/21	2,615	2,939,365
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.	NR	5.375		8/01/15	1,205	1,280,782
Jackson Twnshp. Sch. Dist.,
G.O., F.G.I.C.	NR	6.60		6/01/10	1,600	1,690,880
G.O., F.G.I.C.	NR	6.60		6/01/11	1,600	1,725,904
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625		6/15/19	1,750	1,425,113
Cigarette Tax	Baa2	5.75		6/15/34	1,750	1,217,195
First Mtge.—Franciscan Oaks	NR	5.70		10/01/17	2,040	1,708,908
First Mtge.—Keswick Pines	NR	5.75		1/01/24	1,750	1,317,575
Masonic Charity Fdn. Proj.	A-(d)	5.875		6/01/18	250	253,508
Masonic Charity Fdn. Proj.	A-(d)	6.00		6/01/25	1,150	1,092,305
Trans. Proj. Sublease, Ser. A, Rfdg.	A1	5.00		5/01/19	3,725	3,754,985
New Jersey Health Care Facs. Fin. Auth. Rev.,
Atlantic City Med. Ctr.
Unrefunded Balance	A2	6.25		7/01/17	2,185	2,214,213
(Pre-refunded Date 7/1/12)(b)	A2	6.25		7/01/17	1,740	1,940,552
St. Peter’s Univ. Hosp., Ser. A	Baa2	6.875		7/01/30	3,750	3,457,800
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A3	6.00		7/01/26	2,565	2,868,670
South Jersey Hosp. (Pre-refunded Date 7/01/12)(b)	A3	6.00		7/01/32	2,000	2,236,780
New Jersey St. Hwy. Auth. Garden St. Pkwy., Gen. Rev., E.T.M.(b)	A1	6.20		1/01/10	2,210	2,274,864
New Jersey St. Tpke. Auth., Tpke. Rev.,
Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/1/15)	A3	6.12	(j)	1/01/35	1,500	923,625
Ser. A, M.B.I.A., Unrefunded Balance	A3	5.75		1/01/18	1,465	1,486,565
New Jersey St. Trans. Trust Fund, Auth. Trans. Sys.,
Ser. A	A1	5.50		12/15/23	6,000	5,897,459
Ser. A	A1	5.875		12/15/38	3,000	2,923,530
Ser. A, A.G.C.	Aa2	5.50		12/15/38	2,500	2,366,675
Refunded Balance, M.B.I.A.	A1	6.50		6/15/11	1,310	1,425,974
Rutgers—The St. Univ. of New Jersey, Rev., Ser. A	Aa3	6.40		5/01/13	1,720	1,850,342
Tobacco Settlement Fin. Corp. Rev., Asset Bkd.
(Pre-refunded Date 6/1/12)(b)	Aaa	6.00		6/01/37	400	446,544
(Pre-refunded Date 6/1/12)(b)	Aaa	6.125		6/01/42	2,000	2,241,060
Ser. 1A	Baa3	5.00		6/01/41	4,000	2,174,240

						55,135,413

New Mexico 0.9%
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge.,
Ser. A, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	Aaa	5.50		7/01/36	1,750	1,642,025
Ser. B, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	4.75		7/01/35	2,555	2,308,264
Ser. C-2, G.N.M.A., F.N.M.A., A.M.T.	AAA(d)	6.15		3/01/32	600	546,234
Ser. E, G.N.M.A., F.N.M.A., F.H.L.M.C., A.M.T.	AAA(d)	5.50		7/01/35	1,550	1,454,365

						5,950,888

New York 18.5%
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A, (Pre-refunded Date 11/15/10)(b)	NR	8.125	11/15/20	500	560,550
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev.,
City of Buffalo Proj.,
F.S.A.	Aa3	5.75	5/01/19	1,250	1,324,350
F.S.A.	Aa3	5.75	5/01/23	3,030	3,080,419
F.S.A.	Aa3	5.75	5/01/24	9,765	9,894,288
Islip Res. Rec. Agcy., Rev., Ser. B, A.M.B.A.C., A.M.T.	A1	7.20	7/01/10	1,745	1,800,526
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A, B.H.A.C.	Aaa	5.50	5/01/33	1,000	986,730
Gen. Ser. A	A3	6.00	5/01/33	1,000	998,670
Metropolitan Trans. Auth., Rev. Svc. Contract,
Ser. A, M.B.I.A.	A1	5.50	7/01/20	3,000	3,008,070
Ser. B, M.B.I.A.	A1	5.50	7/01/23	5,000	5,028,799
Ser. 2008C	A2	6.50	11/15/28	2,500	2,600,250
Monroe Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Rfdg. Highland Hosp. Rochester	Baa1	5.00	8/01/22	2,000	1,570,920
New York City Ind. Dev. Agcy. Spec. Fac. Rev., Terminal One Group Assn. Proj., A.M.T. (Mandatory Put Date 1/1/16)	A3	5.50	1/01/24	1,500	1,349,400
New York City Mun. Wtr. Fin. Auth., Rev.,
Unrfdg. Balance, Ser. B	Aa2	6.00	6/15/33	985	1,050,434
Wtr. & Swr. Rev., Fiscal 2009, Ser. A	Aa2	5.75	6/15/40	1,000	1,003,100
New York City Trans. Cultural Res. Rev., Rfdg., Museum Modern Art—1A	Aa2	5.00	4/01/31	2,500	2,312,950
New York City Trans. Fin. Auth. Rev.,
Sub-Future Tax Sec., Ser. A
(Converts to 14% on 11/1/11)	Aa1	5.50	11/01/26	2,650	2,793,047
Ser. B	Aa2	4.75	11/01/27	5,000	4,584,200
Ser. B	Aa1	5.25	2/01/29	2,500	2,560,675
New York City, G.O.,
Ser. A, Unrefunded Balance	Aa3	6.00	5/15/30	10	10,072
Ser. E	Aa3	5.00	8/01/17	6,000	6,184,019
Ser. J	Aa3	5.00	6/01/27	5,130	4,733,605
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A(c)(f)	NR	6.125	2/15/19	750	89,550
New York St. Dorm. Auth. Rev.,
City Univ. Sys. Cons., Ser. B	A1	6.00	7/01/14	3,000	3,188,460
Lease Rev., Ser. B (Mandatory Put Date 7/01/13)	Aa3	5.25	7/01/29	3,000	3,098,550
Mental Health Svcs. Facs. Impvt., Ser. B	A1	6.50	8/15/11	3,000	3,268,350
Non–State Supported Debt. Columbia Univ.	Aaa	5.00	7/01/38	1,675	1,588,302
Non–State Supported Debt. Mem. Sloan Kettering Sub., Ser. A1	Aa2	4.50	7/01/35	5,000	4,007,600
Rochester Inst. Tech., Ser . A, A.M.B.A.C.	A1	5.25	7/01/20	2,100	2,154,033
Rochester Inst. Tech., Ser . A, A.M.B.A.C.	A1	5.25	7/01/21	2,000	2,031,240
Ser. B (Mandatory Put Date 5/15/12)	A1	5.25	11/15/23	3,000	3,099,330
New York St. Engy. Res. & Dev. Auth. Gas Facs. Rev.,
Bklyn. Union Gas, Keyspan, Ser. A, F.G.I.C., A.M.T.	A(d)	4.70	2/01/24	2,000	1,521,980
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin.,
Ser. B	Aaa	5.50	10/15/23	3,750	4,023,338
Ser. E	Aaa	6.50	6/15/14	35	35,125

New York City Mun. Wtr. Proj., Ser. E	Aaa	5.00		6/15/34	2,000	1,868,780
New York City Mun. Proj., Ser. K	Aaa	5.25		6/15/22	3,000	3,029,850
New York St. Hsg. Fin. Agcy. Rev., St. Univ. Constr., Ser. A, E.T.M.(b)	A1	8.00		5/01/11	2,155	2,333,887
New York St. Local Gov’t. Assist. Corp. Rev., C.A.B.S.,
Ser. C	Aa3	3.93	(j)	4/01/14	882	718,133
Ser. E	Aa3	6.00		4/01/14	3,000	3,222,000
New York St. Mun. Bond Bank Agcy. Rev.,
Special Sch. Supply,
Ser. C	A+(d)	5.25		6/01/22	3,200	3,130,976
Ser. C	A+(d)	5.25		12/01/22	3,595	3,512,099
Port Auth. of New York & New Jersey Cons. Rev.,
Ser. 127, A.M.B.A.C., A.M.T.	Aa3	5.50		12/15/15	3,000	3,022,410
Ser. 135	Aa3	5.00		3/15/39	4,880	4,466,762
Triborough Bridge & Tunnel Auth., New York Rev., Ser. C	Aa2	5.00		11/15/33	5,000	4,555,350

						115,401,179

North Carolina 2.3%
Charlotte Arpt. Rev., Ser. B, A.M.T., M.B.I.A.	A1	6.00		7/01/24	1,000	898,060
Charlotte Mecklenburg Hosp. Auth. Health Care Sys. Rev., Rfdg., Carolinas Healthcare, Ser. A	Aa3	5.00		1/15/39	2,000	1,596,640
North Carolina Eastern Mun. Powr. Agcy., Powr. Sys. Rev.,
A.M.B.A.C.	Baa1	6.00		1/01/18	1,000	1,040,420
Ser. A (Pre-refunded Date 1/01/22)(b)	Aaa	6.00		1/01/26	650	735,982
Ser. A, E.T.M.(b)	Aaa	6.50		1/01/18	2,635	3,137,283
Ser. A, E.T.M.(b)	Baa1	6.40		1/01/21	1,000	1,164,680
Ser. A, M.B.I.A., Unrefunded Balance	Baa1	6.50		1/01/18	1,005	1,081,300
North Carolina Hsg. Fin. Agcy. Rev., Home Ownership, Ser. 6A, A.M.T.	Aa2	6.20		1/01/29	415	386,191
North Carolina Mun. Powr. Agcy. Rev., No. 1 Catawba Elec., M.B.I.A.	A2	6.00		1/01/10	1,250	1,293,638
Ser. A.	A2	5.25		1/01/20	1,000	979,390
Piedmont Triad Arpt. Auth. Rev., Ser. B, A.M.T., F.S.A.	Aa3	6.00		7/01/21	1,000	932,570
Pitt Cnty. Rev., Mem. Hosp., E.T.M.(b)	Aaa	5.25		12/01/21	1,000	1,073,630

						14,319,784

North Dakota 1.6%
Mercer Cnty. Poll. Control Rev., Antelope Valley Station, A.M.B.A.C.	Baa1	7.20		6/30/13	9,000	9,946,170

Ohio 3.7%
American Mun. Pwr., Inc., Ser. A	Aa3	5.00		2/01/13	2,500	2,257,450
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo,
Ser. A-2	Baa3	5.875		6/01/47	1,000	615,930
Ser. A	Baa3	6.50		6/01/47	4,250	2,899,478
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A. (Pre-refunded Date 1/01/15)(b)	NR	7.625		1/01/22	1,470	1,749,947
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50		1/01/30	5,000	5,055,650

Hamilton Cnty. Sales Tax Rev., Sub. Ser. B, A.M.B.A.C., C.A.B.S.	A2	5.93	(j)	12/01/20	2,000	1,001,200
Hilliard Sch. Dist. Sch. Impvt., G.O., C.A.B.S., F.G.I.C.	Aa2	5.30	(j)	12/01/19	1,720	974,948
Lucas Cnty. Health Care Facs. Rev., Sunset Retirement Impvt., Ser. A, Rfdg.	NR	6.625		8/15/30	1,000	928,420
Lucas Cnty. Hosp. Rev., Rfdg., Promedica Healthcare Group, Ser. B, A.M.B.A.C.	Baa1	5.00		11/15/21	3,935	3,454,182
Ohio St. Higher Ed. Facility Cmnty. Rev.,
Case Western Reserve Univ., Ser. B	A1	6.50		10/01/20	750	843,060
Cleveland Clinic Health, Ser. A	Aa2	5.25		1/01/33	1,000	859,640
Ohio St. Wtr. Dev. Auth. Solid Wste. Rev., Allied Wste. N. A. Inc., Proj., Ser. A, A.M.T.	B+(d)	5.15		7/15/15	750	584,295
Richland Cnty. Hosp. Facs. Rev., Medcentral Health Sys.,,
Ser. B (Pre-refunded Date 11/15/10)(b)	A-(d)	6.375		11/15/22	665	726,346
Ser. B, Unrefunded Balance	A-(d)	6.375		11/15/22	335	326,990
Ross Cnty. Hosp. Facs. Rev., Rfdg., Adena. Health Sys.	A3	5.75		12/01/35	1,000	836,660

						23,114,196

Oklahoma 0.3%
Oklahoma Hsg. Fin. Agcy. Rev., Home
Ownership, Ser. B-1, G.N.M.A., F.N.M.A., A.M.T.	Aaa	4.875		9/01/33	1,980	1,603,582

Pennsylvania 8.7%
Allegheny Cnty. Hosp. Dev. Rev., Univ.
Pittsburgh Med. Cent., Ser. B	Aa3	5.00		6/15/18	1,500	1,464,060
Allegheny Cnty. San. Auth. Swr. Rev., M.B.I.A.
(Pre-refunded Date 12/01/10)(b)	Baa1	5.50		12/01/20	2,500	2,697,650
Unrefunded Balance	Baa1	5.50		12/01/30	460	444,070
Armstrong Cnty., G.O., M.B.I.A.	Baa1	5.40		6/01/31	2,000	1,929,340
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aa3	5.70		10/01/14	1,250	1,323,463
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Baa1	5.375		6/01/16	1,080	1,139,400
Canon McMillan Sch. Dist., G.O., Ser. B, F.G.I.C.,	A(d)	5.50		12/01/29	3,000	2,884,440
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj. (Pre-refunded Date 4/01/10)(b)	BBB+(d)	6.25		4/01/30	1,000	1,056,780
Delaware River Port Auth. Rev., PA & NJ Port Dist. Proj.,
Ser. B, F.S.A.	Aa3	5.625		1/01/26	5,000	4,986,100
Ser. B, F.S.A.	Aa3	5.70		1/01/22	1,000	1,010,060
Erie Parking Auth. Facs. Rev. Gtd., F.S.A. (Pre-refunded Date 09/01/13)(b)	Aa3	5.00		9/01/26	70	77,141
Lancaster Cnty. Hosp. Auth. Rev.,
Garden Spot Vlge. Proj., Ser. A (Pre-refunded Date 5/1/10)(b)	NR	7.625		5/01/31	1,000	1,091,020
Gen. Hosp. Proj. (Pre-refunded Date 9/15/13)(b)	NR	5.50		3/15/26	1,500	1,659,600
Lebanon Cnty. Health Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa2	6.00		11/15/35	1,000	787,390
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Center (Pre-refunded Date 1/01/14)(b)	NR	6.00		1/01/43	2,500	2,847,825

Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Baa1	6.25		7/01/11	2,195	2,286,400
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Rfdg., Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Baa1	4.625		12/01/18	2,250	1,953,315
Ser. F, A.M.B.A.C., A.M.T.	Baa1	5.00		12/01/15	500	478,335
Pennsylvania St. Ind. Dev. Auth. Rev.,
Econ. Dev., A.M.B.A.C.	A3	5.50		7/01/17	4,000	4,102,720
Econ. Dev., A.M.B.A.C.	A3	5.50		7/01/20	2,750	2,795,513
Pennsylvania St. Tpke. Comn. Rev., Oil Franchise Tax Rev., Ser. A, A.M.B.A.C., E.T.M.(b)	A1	5.25		12/01/18	1,435	1,451,732
Philadelphia Auth. Indl. Dev. Rev., Please Touch Museum Proj., Ser. B, F.S.A. (Pre-refunded Date 1/01/11)(b)	BBB-(d)	5.25		9/01/31	1,000	723,600
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Health Sys., (cost $1,820,479; purchased 4/25/96-7/2/98)(c)(f)(h)	NR	Zero		7/01/18	1,803	18
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aa3	5.625		9/01/19	2,500	2,569,275
Pittsburgh Urban Redev. Auth., Mtge. Rev., F.H.A. Mtgs., G.N.M.A., F.N.M.A., Ser. A, A.M.T.	Aa1	6.25		10/01/28	820	830,373
Pittsburgh Wtr. & Swr. Auth. Sys. Rev.,
Ser. A, F.G.I.C., E.T.M.(b)	NR	6.50		9/01/13	1,780	1,987,744
Unrefunded Bal. Rfdg., Ser. A, F.G.I.C.	Baa1	6.50		9/01/13	2,220	2,364,433
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T. (Mandatory Put Date 4/01/09)	BBB(d)	5.10		10/01/19	1,000	994,620
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.(b)	Baa1	3.19	(j)	11/01/12	1,035	915,157
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25		6/01/22	2,400	2,311,152
Westmoreland Cnty. Ind. Dev. Agcy. Rev., Gtd., Valley Landfill Proj., A.M.T. (Mandatory Put Date 5/01/09)	BBB(d)	5.10		5/01/18	3,000	2,980,350

						54,143,076

Puerto Rico 4.5%
Puerto Rico Comnwlth., G.O.,
A.M.B.A.C.—T.C.R.S.	Baa1	7.00		7/01/10	11,530	11,974,942
M.B.I.A.-I.B.C.	A2	7.00		7/01/10	1,970	2,046,022
Ser. A	Baa3	5.125		7/01/28	750	593,835
Ser. A, Unrefunded Bal. Pub. Impt.	Baa3	5.25		7/01/30	1,095	859,750
Puerto Rico Comnwlth., Govt. Dev. Bank, Ser. C, A.M.T.	Baa3	5.25		1/01/15	1,000	951,860
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Rfdg.,
Ser. CC	Baa2	5.50		7/01/28	2,500	2,077,750
Ser. G, F.G.I.C.	Baa3	5.25		7/01/18	2,250	2,100,915
Ser. J (Pre-refunded Date 7/01/14)(b)	Baa3	5.50		7/01/23	1,320	1,466,428
Ser. K	Baa3	5.00		7/01/14	2,000	1,940,640
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. TT	A3	5.00		7/01/22	1,250	1,053,363
Puerto Rico Mun. Fin. Agcy., G.O.	Baa3	5.00		8/01/12	1,000	993,780
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg., Govt. Facs., Ser. N	Baa3	5.50		7/01/19	2,500	2,338,700

						28,397,985

Rhode Island 0.7%
Rhode Island Health & Ed. Bldg. Corp. Higher Ed.
Fac. Rev., Brown Univ.	Aa1	5.00		9/01/37	5,000	4,660,950

South Carolina 1.6%
Charleston Wtr. Works & Swr. Rev., E.T.M.(b)	Aaa	10.375		1/01/10	2,385	2,506,110
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. & Impvt., Palmetto Health,
Ser. A, F.S.A.	Aaa	4.75		8/01/31	2,000	1,610,240
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875		8/01/27	345	401,501
Ser. C (Pre-refunded Date 8/01/13)(b)	Baa1	6.875		8/01/27	2,655	3,062,304
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	Aa2	5.50		1/01/38	2,500	2,415,475

						9,995,630

South Dakota 0.1%
Ed. Enhancement Fin. Fdg. Corp. Rev., Tobacco, Ser. B	Baa3	6.50		6/01/32	1,000	785,390

Tennessee 1.3%
Bristol Health & Ed. Facility Rev., Bristol Mem. Hosp., F.G.I.C., E.T.M.(b)	NR	6.75		9/01/10	3,440	3,634,326
Knox Cnty. Tenn. Health Edl. & Hsg. Facs. Brd. Hosp. Facs.,
Covenant Health Rev., Rfdg., & Impt. Ser. A, C.A.B.S.	A-(d)	8.23	(j)	1/01/35	1,000	126,920
Univ. Health Sys., Inc.	BBB+(d)	5.25		4/01/27	1,000	718,050
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.00		2/01/18	2,000	1,577,940
Tennessee Hsg. Dev. Agcy. Rev., Homeownership Program, A.M.T.	Aa2	5.00		7/01/34	1,980	1,855,240

						7,912,476

Texas 6.8%
Austin Elec. Util. Sys. Rev., Rfdg., Ser. A, A.M.B.A.C.	A1	5.00		11/15/22	4,610	4,492,399
Brazos River Auth. Poll. Control Rev., TXU Energy Co. LLC Proj.,
A.M.T.	Caa1	5.40		5/01/29	1,500	767,925
Ser. D (Mandatory Put Date 10/01/14)	Caa1	5.40		10/01/29	1,000	712,410
Brazos River Auth. Rev., Houston Inds., Inc., Proj. B, A.M.B.A.C.	Baa1	5.125		11/01/20	3,500	3,300,780
Dallas Area Rapid Tran. Sales Tax Rev., Sr. Lien	Aa3	4.75		12/01/30	1,975	1,754,965
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Methodist Hosp. Sys., Ser. B	AA(d)	5.50		12/01/18	1,000	1,015,760
Houston Higher Edu. Fin. Corp. Higher Edu. Rev., Rice Univ. Proj., Ser. B	Aaa	4.75		11/15/33	3,000	2,608,500
Lower Colo. Riv. Auth. Tex. Rev., Rfdg.	A1	5.75		5/15/28	3,205	3,167,950
North Tex. Twy. Auth. Rev., Rfdg., Sys.,

First Tier., Ser. A	A2	5.75	1/01/40	1,500	1,260,285
Second Tier, Ser. F	A3	5.75	1/01/38	2,500	2,073,725
Ser. H (Mandatory Put Date 1/01/13)	A2	5.00	1/01/42	2,000	1,962,260
Pflugerville Indpt. Sch. Dist. Sch. Bldg., G.O., P.S.F.-Gtd.	Aaa	5.00	2/15/33	1,500	1,396,380
Port Houston Auth. Rev., Harris Cnty., G.O., Rfdg., Ser. A, A.M.T.	Aa1	6.125	10/01/33	1,000	969,540
Sabine River Auth. Poll Control Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1	6.15	8/01/22	1,000	599,800
San Antonio Elec. & Gas Sys.,	Aa1	5.00	2/01/29	5,000	4,679,850
Ser. A	Aa1	5.00	2/01/21	5,000	5,022,100
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Edu.-Idea. Pub. Sch. Proj., Ser. A, A.C.A.	BBB-(d)	5.00	8/15/30	1,000	620,470
Texas St. Pub. Fin. Auth. Rev., Southern Univ. Fin. Sys., M.B.I.A.	Baa1	5.50	11/01/18	2,240	2,106,922
Texas St., Trans. Commn. Mobility Fd., G.O.	Aa1	4.75	4/01/27	4,000	3,690,680

					42,202,701

Utah 0.6%
Intermountain Power Agcy., Utah Pwr., Supply Rev., A.M.B.A.C.	A1	5.00	7/01/17	3,000	3,068,220
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. F, Class II, A.M.T.	Aa2	6.125	1/01/27	595	558,800

					3,627,020

U.S. Virgin Islands 0.2%
U.S. Virgin Islands Pub. Fin. Auth., Sr. Lien Matching Fund Loan, Note A	BBB(d)	5.25	10/01/21	1,500	1,247,460

Virginia 1.7%
Gloucester Cnty. Ind. Dev., Auth. Sld. Waste Disposal Rev., Waste Mgmt. Services, Ser. A, A.M.T. (Mandatory Put Date 5/01/14)	BBB(d)	5.125	9/01/38	2,300	1,947,686
Richmond Met. Auth. Expy. Rev., Rfdg., F.G.I.C.	AA(d)	5.25	7/15/17	5,775	6,036,146
Sussex Cnty. Ind. Dev. Auth. Sld. Waste Disp. Rev., Atlantic Waste, Ser. A, A.M.T.(Mandatory Put Date 5/01/14)	BBB(d)	5.125	6/01/28	1,400	1,266,090
Tobacco Settlement Fin. Corp. Rev., Asset Bkd. (Pre-refunded Date 6/01/15)(b)	Aaa	5.625	6/01/37	1,000	1,117,170

					10,367,092

Washington 1.1%
Tobacco Settlement Auth. Rev., Asset Bkd.	Baa3	6.50	6/01/26	1,780	1,576,475
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II,
M.B.I.A.	Aa2	5.00	6/01/21	2,665	2,598,482
M.B.I.A.	Aa2	5.00	6/01/22	2,570	2,477,557

					6,652,514

West Virginia 0.5%
Monongalia Cnty. W. Virginia Bldg. Commn. Hosp. Rev., Monongalia Gen. Hosp., Ser. A	BBB+(d)	5.25	7/01/25	1,500	1,117,890

West Virginia St. Hosp. Fin. Auth., Oak Hill
Hosp. Rev., Ser. B (Pre-refunded Date 9/01/10)(b)	A2	6.75	9/01/30	2,000	2,187,080

					3,304,970

Wisconsin 0.6%
Badger Tobacco Asset Secur. Corp., Rev., Asset Bkd.	Baa3	6.125	6/01/27	2,420	2,286,827
Wisconsin St. Health & Ed. Facs. Auth. Rev., Marshfield Clinic, Ser. B	BBB+(d)	6.00	2/15/25	2,000	1,704,300

					3,991,127

Total Investments 99.2% (cost $667,949,670)(k)					618,615,603
Other assets in excess of liabilities (i)(l) 0.8%					5,165,659

Net Assets 100.0%					$623,781,262

(a)	The following abbreviations are used in portfolio descriptions:

A.C.A.—American Capital Access Corporation

A.G.C.—Assured Guaranty Corporation

A.M.B.A.C.—American Municipal Bond Assurance Corporation

A.M.T.—Alternative Minimum Tax

B.H.A.C.—Berkshire Hathaway Assurance Corporation

C.A.B.S.—Capital Appreciation Bonds

CONNIE LEE—College Construction Loan Insurance Association

E.T.M.—Escrowed to Maturity

F.G.I.C.—Financial Guaranty Insurance Company

F.H.A.—Federal Housing Administration

F.H.L.M.C.—Federal Home Loan Mortgage Corporation

F.N.M.A.—Federal National Mortgage Association

F.S.A.—Financial Security Assurance

G.N.M.A.—Government National Mortgage Association

G.O.—General Obligation

I.B.C. — Insured Bond Certificates

M.B.I.A.—Municipal Bond Investors Assurance Company

NR —Not Rated by Moody’s or Standard and Poor’s ratings

P.S.F.—Permanent School Fund

T.C.R.S.—Transferable Custodial Receipts

X.L.C.A.—XL Capital Assurance

†	The ratings reflected are as of November 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(b)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	All or portion of security segregated as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $2,855,000 and $2,855,000, respectively.
(h)	Indicates a security restricted to resale. The aggregate cost of such securities was $1,820,479. The aggregate value of $18 is approximately 0.0% of the net assets.
(i)	Includes $2,855,000 payable for the floating rate note issued.
(j)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at reporting date.

(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$664,410,215	$13,136,484	$61,786,096	$48,649,612

(l)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2008	Unrealized Appreciation (Depreciation)
	Long Position:
13	U.S. Treasury 5 Yr Notes	Mar. 2009	$1,499,995	$1,517,242	$17,247
	Short Positions:
33	U.S. Treasury 10 Yr Notes	Mar. 2009	3,823,753	3,991,969	(168,216)
81	U.S. Long Bond	Mar. 2009	10,140,672	10,326,234	(185,562)

					$(336,531)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(336,531)
Level 2 - Other Significant Observable Inputs	618,615,603	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$626,780,603	$(336,531)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and November 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net assets values as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden National Municipals Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 28, 2009

*	Print the name and title of each signing officer under his or her signature.